Calvert
High Yield Bond Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 0.8%

Security	Shares	Value
Environmental — 0.4%
GFL Environmental, Inc.	47,500	$ 1,843,000
		$ 1,843,000
Technology — 0.0%
Riverbed Technology, Inc.(1)(2)(3)	7,072	$ 0
		$ 0
Utilities — 0.4%
NextEra Energy Partners, L.P.(4)	24,500	$ 1,436,680
		$ 1,436,680
Total Common Stocks (identified cost $2,437,700)		$3,279,680

Convertible Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Containers — 0.3%
CryoPort, Inc., 0.75%, 12/1/26(5)	$1,778	$ 1,422,474
Total Convertible Bonds (identified cost $1,448,706)		$ 1,422,474

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Technology — 0.0%
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(1)(3)	10,828	$ 0
Total Convertible Preferred Stocks (identified cost $324,830)		$ 0

Corporate Bonds — 88.4%

Security	Principal Amount* (000's omitted)	Value
Aerospace — 0.6%
Moog, Inc., 4.25%, 12/15/27(5)	1,329	$ 1,231,032
Science Applications International Corp., 4.875%, 4/1/28(5)	1,571	1,463,136
		$ 2,694,168
Security	Principal Amount* (000's omitted)		Value
Air Transportation — 1.3%
American Airlines, Inc., 7.25%, 2/15/28(4)(5)		383	$ 381,115
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(5)		2,152	2,133,901
5.75%, 4/20/29(5)		652	633,665
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(5)		2,303	1,856,522
9.50%, 6/1/28(5)		771	708,607
			$ 5,713,810
Automotive & Auto Parts — 4.8%
Clarios Global, L.P., 6.75%, 5/15/25(5)		182	$182,318
Clarios Global, L.P./Clarios U.S. Finance Co.:
4.375%, 5/15/26(6)	EUR	1,272	1,327,091
6.25%, 5/15/26(5)		420	417,776
8.50%, 5/15/27(4)(5)		3,491	3,503,257
Ford Motor Co.:
3.25%, 2/12/32		2,124	1,672,872
4.75%, 1/15/43		2,109	1,623,643
7.45%, 7/16/31(4)		356	379,716
9.625%, 4/22/30		1,157	1,346,971
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		241	206,640
3.37%, 11/17/23		200	198,130
3.625%, 6/17/31		824	676,253
3.815%, 11/2/27		242	216,518
4.00%, 11/13/30		1,519	1,299,479
4.125%, 8/17/27		3,341	3,053,823
4.271%, 1/9/27		236	218,694
5.125%, 6/16/25		3,018	2,937,812
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)(5)		1,568	1,287,500
Wheel Pros, Inc., 6.50%, 5/15/29(5)		1,592	481,819
			$21,030,312
Banks & Thrifts — 0.7%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)		3,066	$2,866,710
			$2,866,710
Broadcasting — 2.3%
Audacy Capital Corp., 6.75%, 3/31/29(5)		2,210	$61,283
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(5)		1,606	1,055,633
Netflix, Inc., 4.875%, 6/15/30(4)(5)		1,917	1,888,233
Playtika Holding Corp., 4.25%, 3/15/29(4)(5)		1,848	1,641,763
Sirius XM Radio, Inc.:
3.125%, 9/1/26(5)		1,166	1,045,123
4.125%, 7/1/30(5)		2,417	1,975,788

Calvert
High Yield Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Broadcasting (continued)
Sirius XM Radio, Inc.: (continued)
5.00%, 8/1/27(5)		802	$ 744,898
Univision Communications, Inc., 4.50%, 5/1/29(5)		1,668	1,434,917
			$ 9,847,638
Building Materials — 2.2%
Masonite International Corp., 5.375%, 2/1/28(5)		1,000	$ 954,260
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(5)		1,304	1,077,482
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(5)		3,042	2,872,587
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	1,157	1,124,427
3.375%, 1/15/31(5)		556	448,216
4.375%, 7/15/30(5)		988	856,593
4.75%, 1/15/28(4)(5)		2,000	1,864,493
5.00%, 2/15/27(5)		495	472,235
			$9,670,293
Cable/Satellite TV — 2.5%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(5)		914	$740,221
4.50%, 8/15/30(5)		1,846	1,538,809
4.50%, 5/1/32		273	218,245
4.75%, 3/1/30(5)		3,913	3,349,464
4.75%, 2/1/32(5)		821	670,388
5.00%, 2/1/28(5)		1,000	912,140
5.375%, 6/1/29(5)		1,500	1,357,537
6.375%, 9/1/29(5)		1,734	1,635,585
UPC Holding B.V., 5.50%, 1/15/28(5)		766	669,703
			$11,092,092
Capital Goods — 1.1%
Calderys Financing, LLC, 11.25%, 6/1/28(5)		767	$786,973
Chart Industries, Inc., 9.50%, 1/1/31(5)		1,389	1,475,143
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(4)(5)		93	75,983
Emerald Debt Merger Sub, LLC, 6.625%, 12/15/30(5)		306	303,705
Madison IAQ, LLC, 5.875%, 6/30/29(5)		2,585	2,096,846
			$4,738,650
Chemicals — 3.0%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(5)		1,411	$1,020,315
Avient Corp., 7.125%, 8/1/30(4)(5)		1,257	1,272,491
Compass Minerals International, Inc., 6.75%, 12/1/27(5)		3,004	2,899,731
Herens Holdco S.a.r.l., 4.75%, 5/15/28(5)		1,787	1,386,703
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(5)		1,535	1,360,851
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(5)		1,542	$ 1,505,840
SPCM SA:
2.625%, 2/1/29(6)	EUR	1,289	1,233,713
2.625%, 2/1/29(5)	EUR	100	95,711
WR Grace Holdings, LLC:
4.875%, 6/15/27(5)		1,723	1,600,119
7.375%, 3/1/31(4)(5)		493	483,574
			$ 12,859,048
Consumer Products — 1.8%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(5)		626	$582,610
Diamond BC BV, 4.625%, 10/1/29(4)(5)		1,906	1,923,891
Edgewell Personal Care Co.:
4.125%, 4/1/29(5)		1,333	1,164,542
5.50%, 6/1/28(5)		954	902,770
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(6)	EUR	1,250	1,103,246
Tempur Sealy International, Inc., 3.875%, 10/15/31(5)		2,537	2,070,264
			$7,747,323
Containers — 1.7%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(6)	EUR	350	$285,262
4.00%, 9/1/29(5)		698	553,590
Canpack SA/Canpack US, LLC, 3.875%, 11/15/29(5)		1,786	1,455,812
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,104,292
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		554	537,417
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(4)(5)		1,337	1,355,384
Trivium Packaging Finance B.V.:
5.50%, 8/15/26(5)		1,852	1,780,613
8.50%, 8/15/27(4)(5)		218	210,116
			$7,282,486
Diversified Financial Services — 2.6%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(5)		1,495	$1,533,762
Ally Financial, Inc., 4.70% to 5/15/26(7)(8)		1,926	1,363,849
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(5)		1,768	1,551,682
MSCI, Inc.:
3.625%, 9/1/30(5)		1,178	1,016,954
3.875%, 2/15/31(5)		1,435	1,244,756
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(5)		1,454	1,354,546
PROG Holdings, Inc., 6.00%, 11/15/29(5)		1,250	1,101,885

Calvert
High Yield Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(5)	953	$ 844,410
3.625%, 3/1/29(5)	1,415	1,190,670
4.00%, 10/15/33(5)	195	152,722
		$ 11,355,236
Diversified Media — 2.1%
Arches Buyer, Inc.:
4.25%, 6/1/28(5)	553	$ 481,863
6.125%, 12/1/28(5)	1,476	1,273,419
Cars.com, Inc., 6.375%, 11/1/28(5)	1,968	1,815,027
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(5)	1,509	1,372,002
7.75%, 4/15/28(4)(5)	1,700	1,336,591
CMG Media Corp., 8.875%, 12/15/27(5)	2,019	1,418,148
National CineMedia, LLC:
5.75%, 8/15/26(9)	679	28,009
5.875%, 4/15/28(5)(9)	1,318	406,939
TripAdvisor, Inc., 7.00%, 7/15/25(5)	1,103	1,103,992
		$9,235,990
Energy — 1.7%
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp.:
5.625%, 5/1/27(5)	2,038	$1,934,062
6.00%, 2/1/29(5)	1,000	934,765
Neptune Energy Bondco PLC, 6.625%, 5/15/25(5)	3,000	2,997,480
Tervita Corp., 11.00%, 12/1/25(5)	1,299	1,383,343
		$7,249,650
Entertainment/Film — 0.6%
Cinemark USA, Inc.:
5.25%, 7/15/28(4)(5)	1,517	$1,335,970
5.875%, 3/15/26(4)(5)	744	706,592
8.75%, 5/1/25(5)	670	680,906
		$2,723,468
Environmental — 2.1%
Clean Harbors, Inc.:
4.875%, 7/15/27(5)	500	$479,214
5.125%, 7/15/29(5)	1,000	947,763
Covanta Holding Corp.:
4.875%, 12/1/29(5)	1,948	1,687,484
5.00%, 9/1/30	500	425,150
GFL Environmental, Inc.:
3.50%, 9/1/28(4)(5)	1,631	1,453,294
Security	Principal Amount* (000's omitted)		Value
Environmental (continued)
GFL Environmental, Inc.: (continued)
3.75%, 8/1/25(5)		387	$ 368,528
4.00%, 8/1/28(5)		1,500	1,343,034
4.25%, 6/1/25(5)		1,000	965,906
4.75%, 6/15/29(5)		1,389	1,270,625
			$ 8,940,998
Food & Drug Retail — 1.8%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(5)		2,549	$2,355,760
5.875%, 2/15/28(5)		1,295	1,259,776
Arko Corp., 5.125%, 11/15/29(4)(5)		2,387	1,942,338
Ingles Markets, Inc., 4.00%, 6/15/31(5)		2,595	2,178,822
			$7,736,696
Food, Beverage & Tobacco — 4.4%
BellRing Brands, Inc., 7.00%, 3/15/30(4)(5)		3,032	$3,054,346
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(4)(5)		2,089	2,081,472
Darling Ingredients, Inc.:
5.25%, 4/15/27(5)		500	485,875
6.00%, 6/15/30(5)		786	768,448
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(5)		1,000	911,215
Kraft Heinz Foods Co.:
4.25%, 3/1/31		2,852	2,716,001
4.625%, 1/30/29		1,000	986,004
Performance Food Group, Inc.:
4.25%, 8/1/29(4)(5)		2,496	2,224,774
5.50%, 10/15/27(5)		1,727	1,666,518
6.875%, 5/1/25(5)		231	231,420
Pilgrim's Pride Corp., 3.50%, 3/1/32		2,000	1,583,000
US Foods, Inc., 4.75%, 2/15/29(5)		2,490	2,282,158
			$18,991,231
Healthcare — 10.9%
Avantor Funding, Inc.:
3.875%, 7/15/28(4)(6)	EUR	600	$601,666
4.625%, 7/15/28(5)		1,001	928,751
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(6)	EUR	893	788,594
3.50%, 4/1/30(5)		1,078	874,231
Centene Corp.:
3.00%, 10/15/30		674	562,289
3.375%, 2/15/30		2,027	1,743,909

Calvert
High Yield Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
Centene Corp.: (continued)
4.25%, 12/15/27		1,339	$ 1,253,183
4.625%, 12/15/29		2,093	1,928,358
Encompass Health Corp., 4.75%, 2/1/30		1,247	1,136,898
Fortrea Holdings, Inc., 7.50%, 7/1/30(5)		1,126	1,154,398
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(4)(5)		1,446	1,256,487
Grifols S.A.:
1.625%, 2/15/25(6)	EUR	500	527,095
2.25%, 11/15/27(6)	EUR	965	955,714
HealthEquity, Inc., 4.50%, 10/1/29(5)		1,751	1,545,401
Heartland Dental, LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)(5)		1,770	1,761,150
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(5)		929	933,957
IQVIA, Inc.:
2.25%, 3/15/29(6)	EUR	769	718,994
5.00%, 5/15/27(5)		594	571,891
Jazz Securities DAC, 4.375%, 1/15/29(5)		1,376	1,229,057
LifePoint Health, Inc.:
4.375%, 2/15/27(5)		1,260	976,500
5.375%, 1/15/29(5)		2,179	1,289,102
Minerva Merger Sub, Inc., 6.50%, 2/15/30(4)(5)		2,263	1,906,895
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(5)		1,048	776,510
ModivCare, Inc., 5.875%, 11/15/25(5)		1,433	1,328,801
Molina Healthcare, Inc.:
3.875%, 11/15/30(5)		2,357	2,027,548
3.875%, 5/15/32(5)		1,089	914,378
4.375%, 6/15/28(5)		2,231	2,058,892
Mozart Debt Merger Sub, Inc.:
3.875%, 4/1/29(5)		2,000	1,740,016
5.25%, 10/1/29(4)(5)		3,062	2,660,048
Option Care Health, Inc., 4.375%, 10/31/29(5)		1,872	1,649,594
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31(5)		1,287	1,063,531
Perrigo Finance Unlimited Co.:
4.375%, 3/15/26		750	713,781
4.65%, 6/15/30		2,023	1,792,830
4.90%, 12/15/44		416	322,349
PRA Health Sciences, Inc., 2.875%, 7/15/26(5)		434	393,375
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(5)		1,334	1,120,648
Team Health Holdings, Inc., 6.375%, 2/1/25(5)		1,285	683,359
US Acute Care Solutions, LLC, 6.375%, 3/1/26(5)		2,658	2,278,650
Varex Imaging Corp., 7.875%, 10/15/27(5)		1,023	1,019,680
			$47,188,510
Security	Principal Amount* (000's omitted)		Value
Homebuilders/Real Estate — 4.5%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(5)		1,124	$ 1,065,470
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(5)		2,496	2,149,156
Dycom Industries, Inc., 4.50%, 4/15/29(4)(5)		1,630	1,481,833
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(5)		2,719	2,657,594
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(5)		1,740	1,366,821
6.00%, 4/15/25(5)		1,294	1,278,097
KB Home:
4.00%, 6/15/31		75	64,754
4.80%, 11/15/29		491	450,793
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(5)		1,713	1,429,379
6.25%, 6/15/25(5)		1,341	1,337,479
Starwood Property Trust, Inc., 3.75%, 12/31/24(5)		1,250	1,173,044
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(5)		1,309	1,209,780
5.75%, 1/15/28(5)		306	296,162
5.875%, 6/15/27(5)		974	957,535
TopBuild Corp.:
3.625%, 3/15/29(5)		1,000	871,466
4.125%, 2/15/32(5)		1,851	1,578,928
			$19,368,291
Insurance — 1.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(5)		1,014	$954,610
AmWINS Group, Inc., 4.875%, 6/30/29(5)		1,173	1,060,484
BroadStreet Partners, Inc., 5.875%, 4/15/29(5)		2,166	1,881,310
GTCR AP Finance, Inc., 8.00%, 5/15/27(5)		1,043	1,023,639
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(5)		1,063	1,072,465
USI, Inc., 6.875%, 5/1/25(5)		1,000	993,810
			$6,986,318
Leisure — 0.8%
Boyne USA, Inc., 4.75%, 5/15/29(5)		1,580	$1,425,252
Life Time, Inc.:
5.75%, 1/15/26(5)		960	936,416
8.00%, 4/15/26(5)		1,172	1,158,265
			$3,519,933
Metals/Mining — 1.7%
Constellium SE:
3.125%, 7/15/29(6)	EUR	1,150	$1,062,382

Calvert
High Yield Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Metals/Mining (continued)
Constellium SE: (continued)
5.625%, 6/15/28(5)	1,000	$ 942,403
5.875%, 2/15/26(5)	522	512,680
Hudbay Minerals, Inc.:
4.50%, 4/1/26(5)	1,721	1,604,220
6.125%, 4/1/29(5)	995	917,271
Novelis Corp.:
3.25%, 11/15/26(5)	500	453,139
3.875%, 8/15/31(5)	1,500	1,236,047
4.75%, 1/30/30(5)	927	824,717
		$7,552,859
Paper — 0.7%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(5)	3,767	$2,971,259
		$2,971,259
Publishing/Printing — 0.5%
LABL, Inc.:
5.875%, 11/1/28(5)	906	$825,688
6.75%, 7/15/26(5)	300	295,284
8.25%, 11/1/29(4)(5)	793	664,633
10.50%, 7/15/27(5)	300	288,390
		$2,073,995
Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(5)	1,450	$1,379,767
		$1,379,767
Restaurants — 1.6%
Dave & Buster's, Inc., 7.625%, 11/1/25(5)	3,154	$3,201,294
IRB Holding Corp., 7.00%, 6/15/25(5)	2,429	2,444,339
Yum! Brands, Inc., 3.625%, 3/15/31	1,519	1,313,692
		$6,959,325
Services — 7.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(5)	2,087	$1,896,353
APi Escrow Corp., 4.75%, 10/15/29(5)	1,582	1,426,671
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(4)(5)	3,132	2,916,172
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)(5)	1,713	1,521,368
Gartner, Inc.:
3.625%, 6/15/29(5)	788	694,404
3.75%, 10/1/30(5)	333	290,345
4.50%, 7/1/28(5)	1,143	1,068,832
Security	Principal Amount* (000's omitted)	Value
Services (continued)
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(5)	2,720	$ 2,636,103
Korn Ferry, 4.625%, 12/15/27(5)	1,739	1,635,629
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(5)	1,345	1,166,949
8.00%, 8/1/29(4)(5)	1,906	1,628,505
NESCO Holdings II, Inc., 5.50%, 4/15/29(5)	1,614	1,446,515
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(5)	1,000	1,009,169
7.75%, 3/15/31(4)(5)	820	851,714
SRS Distribution, Inc.:
6.00%, 12/1/29(5)	490	423,603
6.125%, 7/1/29(5)	1,438	1,243,780
Summer BC Bidco B, LLC, 5.50%, 10/31/26(5)	1,617	1,362,557
Univar Solutions USA, Inc., 5.125%, 12/1/27(5)	1,718	1,757,885
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(5)	2,737	2,558,227
WESCO Distribution, Inc.:
7.125%, 6/15/25(5)	934	944,680
7.25%, 6/15/28(5)	1,637	1,671,305
Windsor Holdings III, LLC, 8.50%, 6/15/30(5)(10)	1,647	1,641,351
		$31,792,117
Steel — 0.3%
TMS International Corp., 6.25%, 4/15/29(5)	1,511	$1,270,796
		$1,270,796
Super Retail — 5.4%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$634,249
4.625%, 11/15/29(4)(5)	398	353,716
4.75%, 3/1/30	1,118	994,695
5.00%, 2/15/32(5)	162	141,224
Bath & Body Works, Inc.:
6.625%, 10/1/30(4)(5)	435	420,435
6.75%, 7/1/36	196	176,622
6.95%, 3/1/33(4)	1,244	1,117,640
7.60%, 7/15/37	88	79,544
9.375%, 7/1/25(4)(5)	578	614,067
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(5)	1,415	1,464,567
Group 1 Automotive, Inc., 4.00%, 8/15/28(5)	1,761	1,552,345
Ken Garff Automotive, LLC, 4.875%, 9/15/28(5)	1,490	1,312,679
Kohl's Corp., 4.625%, 5/1/31	913	636,361
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(5)	2,095	1,795,093
Lithia Motors, Inc.:
3.875%, 6/1/29(5)	958	833,431

Calvert
High Yield Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
Lithia Motors, Inc.: (continued)
4.375%, 1/15/31(5)	1,324	$ 1,144,065
4.625%, 12/15/27(5)	1,173	1,096,837
Metis Merger Sub, LLC, 6.50%, 5/15/29(5)	2,286	1,974,565
Penske Automotive Group, Inc., 3.50%, 9/1/25	947	900,973
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(5)	1,709	1,581,294
7.75%, 2/15/29(5)	1,875	1,865,134
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)(5)	2,129	1,785,280
4.875%, 11/15/31(4)(5)	816	670,463
Victoria's Secret & Co., 4.625%, 7/15/29(4)(5)	440	321,987
		$23,467,266
Technology — 6.4%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(5)	1,622	$1,455,745
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(5)	2,313	2,094,561
4.00%, 7/1/29(5)	977	876,185
Ciena Corp., 4.00%, 1/31/30(4)(5)	1,374	1,198,334
Cloud Software Group, Inc., 9.00%, 9/30/29(5)	1,006	879,691
Fair Isaac Corp., 4.00%, 6/15/28(5)	2,050	1,882,528
II-VI, Inc., 5.00%, 12/15/29(4)(5)	1,411	1,275,269
Imola Merger Corp., 4.75%, 5/15/29(5)	3,140	2,734,062
McAfee Corp., 7.375%, 2/15/30(5)	1,443	1,256,214
NCR Corp.:
5.125%, 4/15/29(5)	452	400,558
5.25%, 10/1/30(5)	693	603,505
ON Semiconductor Corp., 3.875%, 9/1/28(5)	1,767	1,610,135
Open Text Corp., 3.875%, 2/15/28(5)	1,045	921,335
Open Text Holdings, Inc., 4.125%, 2/15/30(5)	1,352	1,146,096
Presidio Holdings, Inc.:
4.875%, 2/1/27(5)	782	734,693
8.25%, 2/1/28(5)	1,599	1,524,576
Seagate HDD Cayman:
4.091%, 6/1/29	328	288,910
9.625%, 12/1/32(5)	1,277	1,410,246
Sensata Technologies B.V., 5.00%, 10/1/25(5)	385	377,272
Sensata Technologies, Inc.:
3.75%, 2/15/31(5)	1,480	1,267,460
4.375%, 2/15/30(5)	199	178,134
SS&C Technologies, Inc., 5.50%, 9/30/27(5)	1,148	1,100,539
Viavi Solutions, Inc., 3.75%, 10/1/29(4)(5)	1,378	1,172,166
VM Consolidated, Inc., 5.50%, 4/15/29(5)	1,697	1,566,959
		$27,955,173
Security	Principal Amount* (000's omitted)		Value
Telecommunications — 5.9%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(5)		3,000	$ 2,916,649
Iliad Holding SASU:
6.50%, 10/15/26(5)		1,164	1,099,658
7.00%, 10/15/28(5)		1,625	1,499,321
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(5)		531	446,800
6.75%, 10/15/27(5)		1,345	1,262,090
Level 3 Financing, Inc., 4.25%, 7/1/28(5)		3,013	1,943,282
Sprint Capital Corp., 6.875%, 11/15/28		3,759	3,987,898
Sprint, LLC:
7.125%, 6/15/24		1,000	1,009,843
7.625%, 2/15/25		1,206	1,232,973
7.625%, 3/1/26		1,500	1,559,511
7.875%, 9/15/23		1,125	1,128,729
Telecom Italia SpA, 5.303%, 5/30/24(5)		1,116	1,085,876
T-Mobile USA, Inc.:
2.875%, 2/15/31		365	308,849
4.75%, 2/1/28		275	267,402
5.375%, 4/15/27		455	451,997
ViaSat, Inc.:
5.625%, 4/15/27(5)		225	210,276
6.50%, 7/15/28(5)		750	636,300
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	283	286,044
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(5)		1,925	1,686,219
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(5)		1,000	832,564
Ziggo B.V., 4.875%, 1/15/30(5)		506	420,440
Ziggo Bond Co. B.V., 6.00%, 1/15/27(5)		1,420	1,305,023
			$25,577,744
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(5)		1,835	$1,439,227
			$1,439,227
Utilities — 2.9%
Clearway Energy Operating, LLC, 4.75%, 3/15/28(5)		1,196	$1,104,590
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(5)		1,228	1,030,078
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(5)		1,270	1,133,000
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(5)		14	13,423
4.50%, 9/15/27(5)		904	840,630
NRG Energy, Inc.:
3.375%, 2/15/29(5)		3,000	2,456,421

Calvert
High Yield Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
NRG Energy, Inc.: (continued)
5.75%, 1/15/28	2,000	$ 1,897,180
10.25% to 3/15/28(5)(7)(8)	590	556,951
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(5)	1,602	1,464,600
TerraForm Power Operating, LLC:
4.75%, 1/15/30(5)	1,000	883,465
5.00%, 1/31/28(5)	1,402	1,292,139
		$ 12,672,477
Total Corporate Bonds (identified cost $425,050,404)		$383,950,856

Preferred Stocks — 0.3%

Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)(8)	45,970	$ 1,228,319
Total Preferred Stocks (identified cost $1,291,567)		$ 1,228,319

Senior Floating-Rate Loans — 4.5%(11)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.6%
Air Canada, Term Loan, 8.839%, (3 mo. USD LIBOR + 3.50%), 8/11/28	$1,372	$ 1,373,855
SkyMiles IP, Ltd., Term Loan, 8.799%, (SOFR + 3.75%), 10/20/27	1,249	1,297,920
		$ 2,671,775
Automotive & Auto Parts — 0.1%
Clarios Global, L.P., Term Loan, 8.852%, (SOFR + 3.75%), 5/6/30	$378	$ 377,055
		$ 377,055
Capital Goods — 0.1%
Emrld Borrower LP, Term Loan, 8.264%, (SOFR + 3.00%), 5/31/30	$359	$ 359,439
		$359,439
Healthcare — 0.9%
Jazz Financing Lux S.a.r.l., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$1,465	$1,465,086
Borrower/Description	Principal Amount (000's omitted)	Value
Healthcare (continued)
Pluto Acquisition I, Inc., Term Loan, 9.476%, (3 mo. USD LIBOR + 4.00%), 6/22/26	$1,324	$ 1,087,702
Verscend Holding Corp., Term Loan, 9.193%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,639	1,640,168
		$ 4,192,956
Restaurants — 0.2%
IRB Holding Corp., Term Loan, 8.203%, (SOFR + 3.00%), 12/15/27	$883	$ 878,709
		$ 878,709
Services — 0.9%
AlixPartners, LLP, Term Loan, 7.717%, (SOFR + 2.50%), 2/4/28	$1,920	$ 1,917,406
Spin Holdco, Inc., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.00%), 3/4/28	1,293	1,103,423
SRS Distribution, Inc., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 6/2/28	766	750,868
		$3,771,697
Super Retail — 1.0%
Hanesbrands, Inc., Term Loan, 8.853%, (SOFR + 3.75%), 3/8/30	$907	$911,261
Michaels Companies, Inc., Term Loan, 9.753%, (SOFR + 4.25%), 4/15/28	933	827,738
PetSmart, Inc., Term Loan, 8.952%, (SOFR + 3.75%), 2/11/28	2,815	2,817,736
		$4,556,735
Technology — 0.7%
Riverbed Technology, Inc., Term Loan, 13.33%, (3 mo. LIBOR + 8.00%), 11.33% cash, 2.00% PIK, 12/7/26	$986	$266,130
SS&C European Holdings S.a.r.l., Term Loan, 6.967%, (SOFR + 1.75%), 4/16/25	58	58,212
SS&C Technologies, Inc.:
Term Loan, 6.967%, (SOFR + 1.75%), 4/16/25	66	66,431
Term Loan, 6.967%, (SOFR + 1.75%), 4/16/25	412	411,671
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.45%, (1 mo. LIBOR + 8.75%), 6.20% cash, 7.25% PIK, 2/28/25	2,173	2,143,404
		$2,945,848
Total Senior Floating-Rate Loans (identified cost $20,644,528)		$19,754,214

Calvert
High Yield Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 11.5%

Affiliated Fund — 4.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(12)	17,962,723	$ 17,962,723
Total Affiliated Fund (identified cost $17,962,723)		$ 17,962,723

Securities Lending Collateral — 7.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(13)	31,928,505	$ 31,928,505
Total Securities Lending Collateral (identified cost $31,928,505)		$ 31,928,505
Total Short-Term Investments (identified cost $49,891,228)		$ 49,891,228
Total Investments — 105.8% (identified cost $501,088,963)		$459,526,771

Other Assets, Less Liabilities — (5.8)%	$(25,326,629)

Net Assets — 100.0%	$434,200,142

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $31,383,772 and the total market value of the collateral received by the Fund was $33,888,276, comprised of cash of $31,928,505 and U.S. government and/or agencies securities of $1,959,771.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $321,743,662 or 74.1% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of these securities is $10,014,228 or 2.3% of the Fund's net assets.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Issuer is in default with respect to interest and/or principal payments.
(10)	When-issued security.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(13)	Represents investment of cash collateral received in connection with securities lending.

Calvert
High Yield Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	191,721	USD	207,366	State Street Bank and Trust Company	7/31/23	$2,106	$ —
EUR	116,333	USD	129,217	State Street Bank and Trust Company	7/31/23	—	(2,113)
GBP	9,260	USD	11,488	State Street Bank and Trust Company	7/31/23	275	—
USD	10,397,582	EUR	9,365,632	State Street Bank and Trust Company	7/31/23	164,814	—
USD	3,533	GBP	2,827	State Street Bank and Trust Company	7/31/23	—	(58)
USD	6,060	GBP	4,840	State Street Bank and Trust Company	7/31/23	—	(88)
USD	297,591	GBP	238,316	State Street Bank and Trust Company	7/31/23	—	(5,127)
						$167,195	$(7,386)

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended June 30, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $17,962,723, which represents 4.1% of the Fund's net assets. Transactions in such investments for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Instituational Class(1)	$12,432,367	$104,358,953	$(98,828,597)	$ —	$ —	$17,962,723	$449,863	17,962,723

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
High Yield Bond Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$3,279,680(2)	$ —	$0	$3,279,680
Convertible Bonds	—	1,422,474	—	1,422,474
Convertible Preferred Stocks	—	—	0	0
Corporate Bonds	—	383,950,856	—	383,950,856
Preferred Stocks	1,228,319	—	—	1,228,319
Senior Floating-Rate Loans	—	19,754,214	—	19,754,214
Short-Term Investments:
Affiliated Fund	17,962,723	—	—	17,962,723
Securities Lending Collateral	31,928,505	—	—	31,928,505
Total Investments	$54,399,227	$405,127,544	$0	$459,526,771
Forward Foreign Currency Exchange Contracts	$ —	$167,195	$ —	$167,195
Total	$54,399,227	$405,294,739	$0	$459,693,966
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(7,386)	$ —	$(7,386)
Total	$ —	$(7,386)	$ —	$(7,386)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.